COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments

Contractual Obligations as of June 30, 2024	Lease Commitment
Within one year	$61,652
Within two to three years	$58,754
Total	$120,406